Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	€ 20,219	[1]	€ 17,808	[1]	€ 12,482
Increase in property, plant, and equipment	2,075		12,162		5,443
Decrease in property, plant, and equipment	(24)		(9,750)		(118)
Property, plant, and equipment ending balance	22,270		20,219	[1]	17,808	[1]
Total, gross [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	27,228		22,470		15,685
Increase in property, plant, and equipment	5,012		14,520		7,114
Decrease in property, plant, and equipment	(88)		(9,762)		(329)
Property, plant, and equipment ending balance	32,152		27,228		22,470
Total, gross [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	12,113		5,820		3,097
Increase in property, plant, and equipment	383		6,305		2,806
Decrease in property, plant, and equipment	(64)		(12)		(83)
Property, plant, and equipment ending balance	12,432		12,113		5,820
Total, gross [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	5,231		5,098		4,610
Increase in property, plant, and equipment	582		133		534
Decrease in property, plant, and equipment					(46)
Property, plant, and equipment ending balance	5,813		5,231		5,098
Total, gross [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	790		766		607
Increase in property, plant, and equipment	18		25		275
Decrease in property, plant, and equipment					(116)
Property, plant, and equipment ending balance	808		790		766
Total, gross [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,507		1,073		986
Increase in property, plant, and equipment	187		434		116
Decrease in property, plant, and equipment					(30)
Property, plant, and equipment ending balance	1,694		1,507		1,073
Total, gross [member] | Property, plant, and equipment in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	7,587		9,714		6,385
Increase in property, plant, and equipment	3,842		7,623		3,384
Decrease in property, plant, and equipment	(24)		(9,750)		(55)
Property, plant, and equipment ending balance	11,405		7,587		9,714
Total accumulated amortization and depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance			4,663		3,202
Increase in property, plant, and equipment	2,937		2,358		1,671
Decrease in property, plant, and equipment	(64)		(12)		(211)
Property, plant, and equipment ending balance	9,882				4,663
Total accumulated amortization and depreciation [member] | Scenario, Previously Reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	7,009
Property, plant, and equipment ending balance			7,009
Total accumulated amortization and depreciation [member] | Laboratory equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	3,811		2,244		1,505
Increase in property, plant, and equipment	1,786		1,567		802
Decrease in property, plant, and equipment	(64)				(63)
Property, plant, and equipment ending balance	5,533		3,811		2,244
Total accumulated amortization and depreciation [member] | Building fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	1,919		1,580		1,109
Increase in property, plant, and equipment	671		352		484
Decrease in property, plant, and equipment			(12)		(14)
Property, plant, and equipment ending balance	2,590		1,919		1,580
Total accumulated amortization and depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	449		320		212
Increase in property, plant, and equipment	129		129		213
Decrease in property, plant, and equipment					(105)
Property, plant, and equipment ending balance	578		449		320
Total accumulated amortization and depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment beginning balance	830		520		377
Increase in property, plant, and equipment	351		310		172
Decrease in property, plant, and equipment					(30)
Property, plant, and equipment ending balance	€ 1,181		€ 830		€ 520

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.